Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2024-07-01	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Jul. 01, 2024
Erroneous Compensation Analysis

The Greenbacker Renewable Energy Company LLC 2023 Equity Incentive Plan (the “2023 Equity Incentive Plan”) allows for the grant of certain share-based awards in respect of Class P-I shares to employees and non-employee directors. The Board of Directors determines the period over which share-based awards vest, and awards generally vest over a one to four-year period. Our NEOs (other than Mr. Mash) received two-thirds of their 2024 annual equity award under the 2023 Equity Incentive Plan in the form of performance-based restricted share units and one-third in the form of service-based restricted share units. Each of the service-based restricted share units is eligible to vest ratably on an annual basis over a three-year period on each anniversary of July 1, 2024 . Each of the performance-based restricted share units is eligible to vest in an amount equal to 0% to 200% of the target Shares subject to the award on the fourth anniversary of the award date, subject to the achievement of requisite Total Shareholder Return over a three-year period (as set forth below).